Treasury Shares (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of treasury shares [abstract]
Summary of Holding of Treasury Shares

The development in the holding of treasury shares was as follows:

	Nominal values	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
January 1, 2026	80	597,096	1.0%
Acquired from third parties	107	794,304	—
Transferred under stock incentive programs	(79)	(585,872)	—
September 30, 2026	108	805,528	1.2%